DERIVATIVE FINANCIAL INSTRUMENTS - Change in Fair Values of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains During 2022	$ 825
Unrealized Losses During 2022	(158)
Net change	667	$ 355
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains During 2022	130
Unrealized Losses During 2022	(11)
Net change	119	100
Interest rates swaps and other
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains During 2022	643
Unrealized Losses During 2022	(131)
Net change	512	298
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains During 2022	52
Unrealized Losses During 2022	(16)
Net change	$ 36	$ (43)